SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Accounting Policy [Line Items]
Schedule of Investments Measured at Fair Value on a Recurring Basis	Investments measured at fair value on a recurring basis are summarized below:

	Fair Value Measurements at December 31, 2025 Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

LFC common stock	$31,519,256	$0	$0
Mutual funds	95,671,251	0	0

	Fair Value Measurements at December 31, 2024 Using
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

LFC common stock	$40,194,948	$0	$0
Mutual funds	81,057,187	0	0